Geographical analysis (by destination) Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 20,202	$ 19,927
Other revenue	520	(13)
Consolidated sales revenue	20,722	19,914
Iron ore(b)
Disclosure of products and services [line items]
Increase (Decrease) In Revenue		(36)
Revenue from contracts with customers	11,571	9,633
Other revenue	543	(61)
Consolidated sales revenue	12,114	9,572
Aluminium
Disclosure of products and services [line items]
Revenue from contracts with customers	5,057	6,027
Other revenue	(29)	38
Consolidated sales revenue	5,028	6,065
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	1,061	1,077
Other revenue	11	5
Consolidated sales revenue	1,072	1,082
Coal
Disclosure of products and services [line items]
Revenue from contracts with customers	0	835
Other revenue	0	5
Consolidated sales revenue	0	840
Industrial minerals
Disclosure of products and services [line items]
Revenue from contracts with customers	1,117	1,064
Other revenue	(6)	0
Consolidated sales revenue	1,111	1,064
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	393	228
Other revenue	0	0
Consolidated sales revenue	393	228
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	271	323
Other revenue	0	0
Consolidated sales revenue	271	323
Other
Disclosure of products and services [line items]
Increase (Decrease) In Revenue		39
Revenue from contracts with customers	732	740
Other revenue	1	0
Consolidated sales revenue	733	740
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of products and services [line items]
Consolidated sales revenue	1,087	1,293
Gross sales revenue
Disclosure of products and services [line items]
Consolidated sales revenue	$ 21,809	$ 21,207